Operating Right-of-Use Lease Liability (Details Narrative) (10-K) - USD ($)		3 Months Ended	9 Months Ended	12 Months Ended
	Jan. 02, 2019	Sep. 30, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating right-of-use asset		$ 492,747	$ 492,747	$ 267,482
VISSIA Mckinney, LLC [Member]
Operating right-of-use asset		197,936	197,936	234,678
Operating lease liability		207,581	207,581	247,899
Rental expense		13,966	41,897	52,528
Legend Nutrition, Inc [Member]
Operating right-of-use asset		7,958	7,958	32,804
Operating lease liability		7,958	7,958	32,804
Rental expense		$ 9,272	$ 27,814	37,085
Accounting Standards Update 2016-02 [Member]
Operating right-of-use asset				355,540
Operating lease liability				$ 363,108
Accounting Standards Update 2016-02 [Member] | VISSIA Mckinney, LLC [Member]
Operating right-of-use asset	$ 287,206
Operating lease liability	$ 294,774
Lease term	84 months
Lease expiry date, description	Expires in November 2025.
Accounting Standards Update 2016-02 [Member] | Legend Nutrition, Inc [Member]
Operating right-of-use asset	$ 68,334
Operating lease liability	$ 68,334
Lease term	24 months
Lease expiry date, description	Expires in December 2020.